STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 693	$ 19,474	$ 137,904	$ 75,367
Expenses:
Direct operating costs	36,075	20,821	184,831	328,640
General and administrative	143,102	126,999	420,994	336,528
Officer salaries	73,265	85,450	343,531	477,854
Salaries and wages	10,645	19,952	71,322	80,332
Bad debts (recoveries)	0	(240)	(240)	15,240
Depreciation and amortization	5,737	5,737	22,945	8,725
Total operating expenses	268,824	258,719	1,043,383	1,247,319
Net operating loss	(268,131)	(238,245)	(905,479)	(1,171,952)
Other income (expense):
Other income	0	11,299	13,020	17,115
Gain on sale of fixed assets	0	5,250	5,250	0
Impairment of cost method investment			0	(25,499)
Interest Income			500	0
Interest (expense)	(171,720)	(568)	(75,671)	(1,145)
Change in derivative liabilities	(2,072)	0	(164,586)	0
Total other income (expense)	(173,792)	15,981	(221,487)	(9,529)
Net loss	$ (441,923)	$ (223,264)	$ (1,126,966)	$ (1,181,481)
Weighted average number of common shares outstanding - basic and fully diluted	75,110,619	61,891,882	65,274,241	60,219,637
Net income (loss) per share - basic and fully diluted	$ (0.01)	$ 0.00	$ (0.02)	$ (0.02)